Losses and Loss Expenses - Asbestos and Environmental Exposures Claims Rollforward (Details) - claims	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asbestos claims
Reconciliation of opening and closing unpaid losses and loss expenses related to asbestos and environmental exposure claims:
Total number of claims outstanding, beginning of period	1,399	1,097	1,073
New claims reported	272	456	178
Claims resolved	(246)	(154)	(154)
Asbestos And Environment Claims New Claims Acquired Number	1,166
Total number of claims outstanding, end of period	2,591	1,399	1,097
Environmental claims
Reconciliation of opening and closing unpaid losses and loss expenses related to asbestos and environmental exposure claims:
Total number of claims outstanding, beginning of period	459	338	354
New claims reported	67	190	34
Claims resolved	(96)	(69)	(50)
Asbestos And Environment Claims New Claims Acquired Number	0
Total number of claims outstanding, end of period	430	459	338